Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 26, 2012
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Central Index Key	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 26, 2012
Prospectus Date	rr_ProspectusDate	Mar 30, 2011

PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prudential Absolute Return Bond Fund

Supplement dated January 26, 2012 to the Prospectus and Summary Prospectus dated March 30, 2011

The Prospectus and Summary Prospectus of Fund are hereby amended as set forth below:
The table titled “Annual Fund Operating Expenses” appearing in the section titled “Fund Fees and Expenses” is deleted and the following new table is substituted:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30	1.00	None	None
+ Other expenses[1]	1.60	1.59	1.65	1.68
= Total annual Fund operating expenses	2.70	3.39	2.45	2.48
– Fee waiver or expense reimbursement[1]	(1.60)	(1.54)	(1.60)	(1.63)
= Net annual Fund operating expenses[1]	1.10	1.85	0.85	0.85
The “Example” table appearing in the section titled “Fund Fees and Expenses” and the footnote appearing underneath the table are deleted and the following new table and new footnotes are substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$557	$1,105	$1,679	$3,233	$557	$1,105	$1,679	$3,233
Class C	$288	$899	$1,632	$3,573	$188	$899	$1,632	$3,573
Class Q	$87	$610	$1,161	$2,664	$87	$610	$1,161	$2,664
Class Z	$87	$616	$1,173	$2,692	$87	$616	$1,173	$2,692
[1] The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund’s Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund’s Board of Trustees.

Prudential Absolute Return Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Absolute Return Bond Fund		Class A	Class C	Class Q	Class Z
Management fees		0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees		0.30%	1.00%	none	none
+ Other expenses	[1]	1.60%	1.59%	1.65%	1.68%
= Total annual Fund operating expenses		2.70%	3.39%	2.45%	2.48%
- Fee waiver or expense reimbursement	[1]	(1.60%)	(1.54%)	(1.60%)	(1.63%)
= Net annual Fund operating expenses	[1]	1.10%	1.85%	0.85%	0.85%
[1]	The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund's Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

If Shares Are Redeemed
Expense Example Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,105	1,679	3,233
Class C	288	899	1,632	3,573
Class Q	87	610	1,161	2,664
Class Z	87	616	1,173	2,692

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,105	1,679	3,233
Class C	188	899	1,632	3,573
Class Q	87	610	1,161	2,664
Class Z	87	616	1,173	2,692

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip1070287_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prudential Absolute Return Bond Fund

Supplement dated January 26, 2012 to the Prospectus and Summary Prospectus dated March 30, 2011

The Prospectus and Summary Prospectus of Fund are hereby amended as set forth below:
The table titled “Annual Fund Operating Expenses” appearing in the section titled “Fund Fees and Expenses” is deleted and the following new table is substituted:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30	1.00	None	None
+ Other expenses[1]	1.60	1.59	1.65	1.68
= Total annual Fund operating expenses	2.70	3.39	2.45	2.48
– Fee waiver or expense reimbursement[1]	(1.60)	(1.54)	(1.60)	(1.63)
= Net annual Fund operating expenses[1]	1.10	1.85	0.85	0.85
The “Example” table appearing in the section titled “Fund Fees and Expenses” and the footnote appearing underneath the table are deleted and the following new table and new footnotes are substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$557	$1,105	$1,679	$3,233	$557	$1,105	$1,679	$3,233
Class C	$288	$899	$1,632	$3,573	$188	$899	$1,632	$3,573
Class Q	$87	$610	$1,161	$2,664	$87	$610	$1,161	$2,664
Class Z	$87	$616	$1,173	$2,692	$87	$616	$1,173	$2,692
[1] The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund’s Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund’s Board of Trustees.

Prudential Absolute Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip1070287_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prudential Absolute Return Bond Fund

Supplement dated January 26, 2012 to the Prospectus and Summary Prospectus dated March 30, 2011

The Prospectus and Summary Prospectus of Fund are hereby amended as set forth below:
The table titled “Annual Fund Operating Expenses” appearing in the section titled “Fund Fees and Expenses” is deleted and the following new table is substituted:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30	1.00	None	None
+ Other expenses[1]	1.60	1.59	1.65	1.68
= Total annual Fund operating expenses	2.70	3.39	2.45	2.48
– Fee waiver or expense reimbursement[1]	(1.60)	(1.54)	(1.60)	(1.63)
= Net annual Fund operating expenses[1]	1.10	1.85	0.85	0.85
The “Example” table appearing in the section titled “Fund Fees and Expenses” and the footnote appearing underneath the table are deleted and the following new table and new footnotes are substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$557	$1,105	$1,679	$3,233	$557	$1,105	$1,679	$3,233
Class C	$288	$899	$1,632	$3,573	$188	$899	$1,632	$3,573
Class Q	$87	$610	$1,161	$2,664	$87	$610	$1,161	$2,664
Class Z	$87	$616	$1,173	$2,692	$87	$616	$1,173	$2,692
[1] The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund’s Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund’s Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Absolute Return Bond Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	1.60%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.70%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	557
3 Years	rr_ExpenseExampleYear03	1,105
5 Years	rr_ExpenseExampleYear05	1,679
10 Years	rr_ExpenseExampleYear10	3,233
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	557
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,105
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,679
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,233
Prudential Absolute Return Bond Fund | Class C
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.59%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.39%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.54%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.85%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,632
10 Years	rr_ExpenseExampleYear10	3,573
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	899
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,632
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,573
Prudential Absolute Return Bond Fund | Class Q
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.65%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.45%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	610
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	2,664
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	610
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,664
Prudential Absolute Return Bond Fund | Class Z
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.68%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.48%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[1]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	2,692
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	616
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,173
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,692

[1]	The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund's Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.